Restrictions on profit distribution	12 Months Ended
Dec. 31, 2025
Restrictions On Profit Distribution
Restrictions on profit distribution

23.	Restrictions on profit distribution

In accordance with the Argentine General Companies Law and the Company’s bylaws, 5% of the profits for the year must be allocated to the legal reserve until such reserve reaches 20% of the share capital.

Profits distributed to Argentine resident individuals and to non-resident individuals and legal entities are subject to a 7% withholding tax on dividends, to the extent that such profits correspond to fiscal years closed after December 31, 2017.

In accordance with the Argentine General Companies Law and CNV regulations, since the disposal of repurchased treasury shares must be made out of realized and liquid profits or free reserves, while such shares are held in treasury there is a restriction on the distribution of unappropriated earnings or free reserves for an amount equivalent to their cost.

Additionally, certain loan agreements establish requirements for the distribution of dividends (see Notes 13.3.1, 13.3.3, 13.3.4 and 13.3.8).